UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2006
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               PMFM, Inc.
Address:            1061 Cliff Dawson Rd.
                    Watkinsville, Georgia  30677

Form 13F File Number:    28- 11320
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Judson P. Doherty
     Title:         Chief Financial Officer
     Phone:         (800) 222-7636

Signature, Place, and Date of Signing:

        /s/ Judson P. Doherty       Watkinsville, Georgia      February 13, 2007
     --------------------------     -----------------------    ----------------
          [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         21
                                             -------------------------

Form 13F Information Table Value Total:      $  175,015
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

       COLUMN 1                COLUMN 2      COLUMN 3        COLUMN 4    COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
    NAME OF ISSUER           TITLE OF                         VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER
    --------------            CLASS             CUSIP       (x$1,000)   PRN  AMT  PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
                             -------            -----        ---------  --------  ---  ----  ---------- --------  ----  ------ ----

DIAMONDS TR                   UNIT SER 1       252787 10 6      3748        30124   SH          SOLE                30124
ISHARES TR                    DJ SEL DIV INX   464287 16 8      4593        64942   SH          SOLE                64942
ISHARES TR                    MSCI EAFE IDX    464287 46 5      3713        50710   SH          SOLE                50710
ISHARES INC                   MSCI GERMAN      464286 80 6      7466       277541   SH          SOLE               277541
ISHARES TR                    S&P EURO PLUS    464287 86 1     14550       138611   SH          SOLE               138611
ISHARES TR                    S&P 500 VALUE    464287 40 8     14600       189885   SH          SOLE               189885
ISHARES TR                    RUSSELL1000VAL   464287 59 8      3142        37987   SH          SOLE                37987
ISHARES TR                    RUSSELL 2000     464287 65 5      6071        77800   SH          SOLE                77800
ISHARES TR                    LRGE CORE INDX   464287 12 7      3084        40793   SH          SOLE                40793
ISHARES TR                    LARGE VAL INDX   464288 10 9      1552        18530   SH          SOLE                18530
ISHARES TR                    NYSE 100INX FD   464287 13 5      1544        20597   SH          SOLE                20597
ISHARES TR                    S&P 100 IDX FD   464287 10 1     14467       218470   SH          SOLE               218470
ISHARES TR                    S&P GBL TELCM    464287 27 5        63         1000   SH          SOLE                 1000
MIDCAP SPDR TR                UNIT SER 1       595635 10 3      6467        44188   SH          SOLE                44188
POWERSHARES ETF TRUST         INTL DIV ACHV    73935X 71 6      2375       125261   SH          SOLE               125261
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y 60 5     21887       595738   SH          SOLE               595738
SELECT SECTOR SPDR TR         SBI INT-TECH     81369Y 80 3      8594       369454   SH          SOLE               369454
SELECT SECTOR SPDR TR         SBI CONS DISCR   81369Y 40 7     16853       439333   SH          SOLE               439333
SPDR TR                       UNIT SER 1       78462F 10 3     33247       234763   SH          SOLE               234763
VANGUARD INTL EQUITY INDEX F  EURPEAN ETF      922042 87 4      4682        68690   SH          SOLE                68690
VANGUARD INDEX FDS            VALUE ETF        922908 74 4      2317        33954   SH          SOLE                33954

REPORT SUMMARY         21 DATA RECORDS             $175,015     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
